Other, Net Other, Net (Tables)	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Component of Other Income (Expense), Nonoperating [Line Items]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
Other, net, as shown on the Statements of Operations, includes the following other income (expense) items for the years ended December 31 (in millions):

	2015	2014	2013

Corporate-owned life insurance income	$4	$8	$15
Gains on sales of assets and other investments	—	—	1
Other, net	1	2	—
Total	$5	$10	$16